SHORT TERM AND LONG TERM DEBT (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended					12 Months Ended		24 Months Ended
	May 09, 2017	Dec. 31, 2018	Dec. 17, 2018	Mar. 31, 2018	Nov. 30, 2017	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 06, 2018
Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount	$ 17,500
New secured credit agreement [Member]
Debt Instrument Line Items
Debt instrument, face amount						$ 50,000
Debt instrument, starting per quarter installment amount				$ 1,250		625
Final payment required to be made upon maturity						$ 35,000
Debt instrument, description of variable rate basis						LIBOR
Debt instrument, basis spread on variable rate						5.50%
Debt issuance cost, deducted from the carrying amount of that debt in the consolidated balance sheets						$ 1,399
Repayments of debt		$ 21,500			$ 1,580		$ 5,000	$ 5,000	$ 10,000
Prepayment amount										$ 8,000
New secured credit agreement [Member] | Exercise of Equity Cure [Member]
Debt Instrument Line Items
Repayments of debt					$ 264
Line of Credit [Member] | Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount	$ 12,500
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	3.50%
Term Loan [Member] | Israeli Banks [Member]
Debt Instrument Line Items
Debt instrument, face amount	$ 5,000
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, basis spread on variable rate	5.00%
New loan facility [Member]
Debt Instrument Line Items
Debt instrument, face amount			$ 25,000
Debt instrument, description of variable rate basis			LIBOR
Debt instrument, basis spread on variable rate			5.70%
Debt instrument, maturity date			Dec. 31, 2021